Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Status of the defined benefit pension plans and other retirement benefits plans
The status of the defined benefit pension plans and other retirement benefit plans, in aggregate, is as follows:

	Defined benefit pension plans		Other retirement benefit plans
	2023	2022	2023	2022
Accrued benefit obligations
Benefit obligations - opening	$838	$1,355	$18	$23
Transfer to disposal groups held for sale (note 6)	(77)	—	(2)	—
Service cost	37	59	—	—
Finance cost on obligation	42	41	1	1
Benefits paid	(42)	(56)	(1)	(1)
Actuarial (gain) loss due to change in financial assumptions	63	(408)	1	(4)
Actuarial loss due to demography/experience	31	3	—	—
Settlement	(120)	(82)	—	—
Foreign exchange[1]	17	(74)	—	(1)
Benefit obligations - ending	$791	$838	$17	$18
Plan assets
Plan assets - opening	$927	$1,239	$—	$—
Transfer to disposal groups held for sale (note 6)	(79)	—	—	—
Finance income on plan assets	46	36	—	—
Actual return on plan assets, net of finance income	32	(174)	—	—
Employer contributions	14	39	1	1
Benefits paid	(42)	(56)	(1)	(1)
Settlement	(115)	(87)	—	—
Other	(2)	(2)	—	—
Refund of excess contributions	(15)	—	—	—
Foreign exchange[1]	20	(68)	—	—
Plan assets - ending	$786	$927	$—	$—

Funded status[2]
Retirement assets	$84	$148	$—	$—
Impact of minimum funding requirement[3]	(1)	(16)	—	—
Retirement assets (note 10)	83	132	—	—
Retirement liabilities (note 12)	(89)	(59)	(17)	(18)
	$(6)	$73	$(17)	$(18)
1.Foreign currency translation relates to the foreign exchange impact of translating assets and liabilities of certain plans to U.S. dollars.
2.Plans in a surplus position are presented as assets and plans in a deficit position are presented as liabilities on our consolidated balance sheets.
3.Certain of our plans have a surplus that is not recognized on the basis that future economic benefits may not be available to us in the form of a reduction in future contributions or a cash refund.
Defined benefit plans expense

	Defined benefit pension plans		Other retirement benefit plans
	2023	2022	2023	2022
Expense
Service cost	$37	$59	$—	$—
Administration fees	4	3	—	—
Settlement loss (gain)	(6)	5	—	—
Finance expense (income), net	(3)	4	1	1
	$32	$71	$1	$1

Projected future benefit payments	The projected future benefit payments for the defined benefit pension plans at December 31, 2023 are as follows:

	2024	2025	2026 to 2028	Thereafter	Total
Defined benefit pension plans	$28	$28	$101	$1,830	$1,987

Actuarial assumptions
The significant actuarial assumptions used to determine our balance sheet date retirement assets and liabilities and our retirement benefit plan expenses are as follows:

	Defined benefit pension plans		Other retirement benefit plans
	2023	2022	2023	2022
Benefit obligations:
Discount rate	4.69%	5.17%	4.69%	5.10%
Future compensation rate increase	3.62%	3.53%	n/a	n/a
Benefit expense:
Discount rate - beginning of year	5.17%	3.03%	5.10%	3.08%
Future compensation rate increase	3.53%	3.60%	n/a	n/a

Impact of change in assumptions on post-retirement obligations
The impact of a change in these assumptions on our retirement obligations as at December 31, 2023 is as follows:

	Increase	Decrease
Discount rate - 0.50% change	$(64)	$75
Compensation rate - 0.50% change	$14	$(13)

Assets allocations	The weighted average asset allocations of the defined benefit plans at December 31, by asset category, are as follows:

	Target range	2023	2022
Canadian equities	2% - 30%	28%	26%
Foreign equities	15% - 57%	17%	30%
Fixed income investments	20% - 55%	42%	30%
Other investments	0% - 34%	13%	14%
		100%	100%